Short Term Investments - Schedule of Short-Term Investment Included Convertible Bonds (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Convertible bonds:
Total:	¥ 13,721	$ 2,109	¥ 9,236
Convertible Bond | Abee Semi, Inc. (“Abee”)
Convertible bonds:
Convertible bonds	7,208		7,198
Convertible Bond | Beijing Zulin Technology Co., Ltd
Convertible bonds:
Convertible bonds			¥ 2,038
Convertible Bond | Zepp International Limited
Convertible bonds:
Convertible bonds	¥ 6,513